Goodwill - Narrative (Details) - USD ($) $ in Billions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill, net
Accumulated impairment losses	$ 1.3	$ 1.3	$ 1.3